UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06475
______________________________________________

Strategic Global Income Fund, Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2011

Item 1. Schedule of Investments

Strategic Global Income Fund, Inc.

Portfolio of investments — August 31, 2011 (unaudited)

	Face
Security description	amount		Value

Bonds — 83.46%
Corporate bonds — 25.43%
Australia — 0.02%
Mirabela Nickel Ltd.,
8.750%, due 04/15/18[1]		$50,000	$46,500

Austria — 0.52%
Oesterreichische Kontrollbank AG,
3.500%, due 04/28/14	EUR	735,000	1,102,305

Canada — 0.07%
Connacher Oil and Gas Ltd.,
8.500%, due 08/01/19[1]		$35,000	28,350
Nova Chemicals Corp.,
8.625%, due 11/01/19		115,000	125,781

Total Canada corporate bonds			154,131

Cayman Islands — 0.04%
Seagate HDD Cayman,
7.750%, due 12/15/18[1]		75,000	74,438

France — 0.05%
France Telecom SA,
4.375%, due 07/08/14		105,000	112,309

Germany — 1.80%
E.ON International Finance BV,
5.125%, due 10/02/12	EUR	450,000	670,103
Hypothekenbank in Essen AG,
3.750%, due 09/28/12		2,140,000	3,136,158

Total Germany corporate bonds			3,806,261

Ireland — 0.31%
GE Capital European Funding,
4.875%, due 03/06/13		445,000	658,411

Kuwait — 0.56%
Kuwait Projects Co.,
9.375%, due 07/15/20		$1,100,000	1,196,250

Luxembourg — 0.10%
Intelsat Jackson Holdings SA,
7.250%, due 10/15/20[1]		125,000	120,000
Intelsat Luxembourg SA,
11.250%, due 02/04/17		50,000	48,500
Wind Acquisition Finance SA,
11.750%, due 07/15/17[1]		50,000	51,875

Total Luxembourg corporate bonds			220,375

Malaysia — 3.29%
Johor Corp.,
1.000%, due 07/31/12[2]	MYR	15,985,000	6,966,309

Marshall Islands — 0.01%
Navios Maritime Holdings, Inc.,
8.875%, due 11/01/17		$20,000	18,500

Mexico — 0.18%
America Movil SAB de CV,
5.000%, due 03/30/20		350,000	379,924

Netherlands — 0.78%
ING Groep NV,
5.775%, due 12/08/15[3,4]		50,000	42,000
Rabobank Nederland NV,
4.125%, due 04/04/12	EUR	1,110,000	1,615,194

Total Netherlands corporate bonds			1,657,194

Qatar — 0.16%
Qtel International Finance Ltd.,
7.875%, due 06/10/19[1]		$265,000	329,263

Russia — 3.74%
RSHB Capital SA for OJSC Russian Agricultural Bank,
7.750%, due 05/29/18[5]		3,600,000	4,104,000
VEB Finance Ltd.,
6.800%, due 11/22/25[5]		3,700,000	3,811,000

Total Russia corporate bonds			7,915,000

Ukraine — 0.44%
Naftogaz Ukraine,
9.500%, due 09/30/14		880,000	939,400

United Kingdom — 0.94%
BP Capital Markets PLC,
3.875%, due 03/10/15		480,000	511,664
British Telecommunications PLC,
9.875%, due 12/15/30		210,000	306,490
Vodafone Group PLC,
3.625%, due 11/29/12	EUR	500,000	733,477
4.150%, due 06/10/14		$400,000	431,765

Total United Kingdom corporate bonds			1,983,396

United States — 11.74%
AES Corp.,
8.000%, due 10/15/17		75,000	78,750
AK Steel Corp.,
7.625%, due 05/15/20		100,000	92,000
Ally Financial, Inc.,
6.750%, due 12/01/14		100,000	100,250
8.300%, due 02/12/15		170,000	178,500
Alta Mesa Holdings,
9.625%, due 10/15/18		75,000	71,250
Altria Group, Inc.,
9.950%, due 11/10/38		390,000	549,280
AMC Entertainment, Inc.,
8.750%, due 06/01/19		30,000	30,225
American International Group, Inc.,
8.175%, due 05/15/58[3]		100,000	99,280
AMGH Merger Sub, Inc.,
9.250%, due 11/01/18[1]		15,000	15,188
Anadarko Petroleum Corp.,
5.950%, due 09/15/16		235,000	264,161
ARAMARK Corp.,
8.500%, due 02/01/15		125,000	129,063
Arch Coal, Inc.,
7.250%, due 10/01/20		100,000	98,500
8.750%, due 08/01/16		25,000	26,937
AT&T, Inc.,
6.500%, due 09/01/37		250,000	286,520
Avis Budget Car Rental LLC,
7.750%, due 05/15/16		50,000	49,562
Bank of America Corp.,
6.500%, due 08/01/16		365,000	391,732
8.000%, due 01/30/18[3,4]		75,000	70,912
BE Aerospace, Inc.,
6.875%, due 10/01/20		100,000	102,500
Berry Plastics Corp.,
9.500%, due 05/15/18		50,000	46,000
Boeing Co.,
4.875%, due 02/15/20		200,000	225,553
Boyd Gaming Corp.,
9.125%, due 12/01/18[1]		50,000	46,625
Burlington Coat Factory Warehouse Corp.,
10.000%, due 02/15/19[1]		75,000	69,937
Caesars Entertainment Operating Co., Inc.,
5.625%, due 06/01/15		75,000	54,750
10.000%, due 12/15/15		25,000	23,438
10.000%, due 12/15/18		75,000	58,875
11.250%, due 06/01/17		110,000	118,525
Calpine Corp.,
7.875%, due 07/31/20[1]		145,000	148,625
Case New Holland, Inc.,
7.875%, due 12/01/17		125,000	135,313
CB Richard Ellis Services, Inc.,
11.625%, due 06/15/17		25,000	28,375
CDW LLC,
12.535%, due 10/12/17		50,000	50,000
Celanese US Holdings LLC,
5.875%, due 06/15/21		25,000	25,063
6.625%, due 10/15/18		25,000	26,500
CF Industries, Inc.,
7.125%, due 05/01/20		110,000	125,950

Chesapeake Energy Corp.,
9.500%, due 02/15/15	125,000	141,250
Chrysler Group LLC,
8.000%, due 06/15/19[1]	55,000	47,987
CIT Group, Inc.,
7.000%, due 05/01/15	65,000	64,675
7.000%, due 05/01/17	375,000	370,312
Clearwire Communications LLC,
12.000%, due 12/01/15[1]	90,000	85,050
Comcast Corp.,
6.300%, due 11/15/17	500,000	596,222
Community Health Systems, Inc.,
8.875%, due 07/15/15	35,000	35,481
Cricket Communications, Inc.,
7.750%, due 05/15/16	50,000	50,625
Crosstex Energy,
8.875%, due 02/15/18	180,000	186,300
CSX Corp.,
6.220%, due 04/30/40	50,000	58,022
Delta Air Lines, Inc.,
12.250%, due 03/15/15[1]	20,000	21,150
Developers Diversified Realty Corp.,
9.625%, due 03/15/16	75,000	89,215
Diamond Resorts Corp.,
12.000%, due 08/15/18	85,000	82,450
DirecTV Holdings LLC,
6.000%, due 08/15/40	225,000	237,045
7.625%, due 05/15/16	650,000	697,125
DISH DBS Corp.,
7.875%, due 09/01/19	100,000	106,250
DuPont Fabros Technology LP,
8.500%, due 12/15/17	125,000	131,875
Dynegy Holdings, Inc.,
7.625%, due 10/15/26	750,000	423,750
8.375%, due 05/01/16	25,000	16,500
Eagle Parent, Inc.,
8.625%, due 05/01/19[1]	5,000	4,600
El Paso Corp.,
7.750%, due 01/15/32	50,000	55,943
Entravision Communications Corp.,
8.750%, due 08/01/17	75,000	73,125
Equinix, Inc.,
8.125%, due 03/01/18	50,000	53,000
ERAC USA Finance Co.,
7.000%, due 10/15/37[1]	200,000	237,447
ExamWorks Group, Inc.,
9.000%, due 07/15/19[1]	55,000	51,837
Ferrellgas Partners-LP,
9.125%, due 10/01/17	150,000	153,750
FireKeepers Development Authority,
13.875%, due 05/01/15[1]	115,000	131,100
First Data Corp.,
9.875%, due 09/24/15	50,000	45,750
Ford Motor Co.,
7.450%, due 07/16/31	100,000	109,637
Ford Motor Credit Co. LLC,
12.000%, due 05/15/15	100,000	120,706
Fortune Brands, Inc.,
5.375%, due 01/15/16	158,000	175,235
Frontier Communications Corp.,
8.250%, due 04/15/17	40,000	41,600
9.000%, due 08/15/31	85,000	80,920
FTI Consulting, Inc.,
6.750%, due 10/01/20	25,000	24,656
Gannett Co., Inc.,
9.375%, due 11/15/17	25,000	26,875
General Electric Capital Corp.,
4.625%, due 01/07/21	2,535,000	2,613,415
GenOn Energy, Inc.,
9.875%, due 10/15/20	75,000	75,375
Georgia Gulf Corp.,
9.000%, due 01/15/17[1]	30,000	30,600
Georgia-Pacific LLC,
8.875%, due 05/15/31	100,000	120,185
Goodyear Tire & Rubber Co.,
10.500%, due 05/15/16	146,000	159,688
Graphic Packaging International, Inc.,
9.500%, due 06/15/17	50,000	54,375
Hartford Financial Services Group, Inc.,
8.125%, due 06/15/38[3]	100,000	101,000
HCA, Inc.,
7.500%, due 02/15/22	75,000	74,250

Hertz Corp.,
7.375%, due 01/15/21[1]	50,000	47,750
Host Hotels & Resorts LP, Series Q,
6.750%, due 06/01/16	75,000	76,688
Inergy LP,
7.000%, due 10/01/18	100,000	97,250
ING Capital Funding Trust III,
3.846%, due 12/31/11[3,4]	75,000	64,533
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	75,000	75,750
8.625%, due 09/15/15	75,000	76,500
8.750%, due 03/15/17	90,000	92,475
Iron Mountain, Inc.,
8.375%, due 08/15/21	325,000	336,375
JC Penney Corp., Inc.,
7.125%, due 11/15/23	30,000	30,675
JMC Steel Group,
8.250%, due 03/15/18[1]	20,000	19,550
JPMorgan Chase & Co.,
5.600%, due 07/15/41	85,000	87,592
Key Energy Services, Inc.,
6.750%, due 03/01/21	75,000	73,500
Landry’s Restaurants, Inc.,
11.625%, due 12/01/15	40,000	42,100
Level 3 Financing, Inc.,
9.250%, due 11/01/14	50,000	50,625
Liberty Mutual Group, Inc.,
10.750%, due 06/15/58[1,3]	35,000	43,050
Life Technologies Corp.,
6.000%, due 03/01/20	120,000	130,638
Limited Brands, Inc.,
7.600%, due 07/15/37	25,000	24,000
Lincoln National Corp.,
7.000%, due 05/17/66[3]	70,000	65,100
Linn Energy LLC,
7.750%, due 02/01/21[1]	100,000	102,000
Longview Fibre Paper & Packaging, Inc.,
8.000%, due 06/01/16[1]	5,000	4,950
Lyondell Chemical Co.,
11.000%, due 05/01/18	100,000	111,625
Marathon Petroleum Corp.,
5.125%, due 03/01/21[1]	150,000	160,158
Marina District Finance Co., Inc.,
9.500%, due 10/15/15	90,000	87,300
McJunkin Red Man Corp.,
9.500%, due 12/15/16	45,000	45,225
MedAssets, Inc.,
8.000%, due 11/15/18[1]	50,000	48,250
Mercer International, Inc.,
9.500%, due 12/01/17	25,000	24,875
MetLife, Inc.,
6.400%, due 12/15/36	200,000	182,047
MGM Resorts International,
10.000%, due 11/01/16[1]	125,000	126,250
Michael Foods, Inc.,
9.750%, due 07/15/18	100,000	105,000
Morgan Stanley,
6.625%, due 04/01/18	190,000	203,587
Multiplan, Inc.,
9.875%, due 09/01/18[1]	100,000	101,500
Murray Energy Corp.,
10.250%, due 10/15/15[1]	85,000	83,725
Mylan, Inc.,
7.625%, due 07/15/17[1]	25,000	26,688
Nationwide Mutual Insurance Co.,
8.250%, due 12/01/31[1]	215,000	238,258
News America, Inc.,
6.200%, due 12/15/34	200,000	210,047
Nexstar Broadcasting, Inc.,
8.875%, due 04/15/17	50,000	51,250
Nextel Communications, Inc.,
Series C, 5.950%, due 03/15/14	75,000	73,500
Niska Gas Storage US LLC,
8.875%, due 03/15/18	80,000	80,800
ONEOK Partners LP,
8.625%, due 03/01/19	250,000	322,851
Owens Corning,
6.500%, due 12/01/16	400,000	428,196
Owens-Brockway Glass Container, Inc.,
7.375%, due 05/15/16	50,000	52,250
PAETEC Holding Corp.,
9.875%, due 12/01/18	35,000	37,275
Peabody Energy Corp.,
6.500%, due 09/15/20	50,000	51,500

Petco Animal Supplies, Inc.,
9.250%, due 12/01/18[1]	45,000	46,575
Pinafore LLC, Inc.,
9.000%, due 10/01/18[1]	50,000	53,000
Pinnacle Foods Finance LLC,
10.625%, due 04/01/17	30,000	31,050
Production Resource Group, Inc.,
8.875%, due 05/01/19[1]	10,000	9,575
Prospect Medical Holdings, Inc.,
12.750%, due 07/15/14	50,000	54,625
QEP Resources, Inc.,
6.875%, due 03/01/21	100,000	105,000
Quicksilver Resources, Inc.,
7.125%, due 04/01/16	50,000	47,250
QVC, Inc.,
7.500%, due 10/01/19[1]	75,000	80,812
Qwest Corp.,
7.625%, due 06/15/15	370,000	411,625
Range Resources Corp.,
5.750%, due 06/01/21	25,000	25,125
Realogy Corp.,
10.500%, due 04/15/14	50,000	44,000
Republic Services, Inc.,
6.200%, due 03/01/40	325,000	360,913
Reynolds American, Inc.,
7.625%, due 06/01/16	195,000	234,979
Royal Caribbean Cruises Ltd.,
6.875%, due 12/01/13	750,000	770,625
7.500%, due 10/15/27	125,000	119,687
Ryerson, Inc.,
12.000%, due 11/01/15	75,000	76,969
SandRidge Energy, Inc.,
7.500%, due 03/15/21[1]	50,000	48,750
Sanmina-SCI Corp.,
7.000%, due 05/15/19[1]	50,000	45,000
8.125%, due 03/01/16	12,000	12,030
SBA Telecommunications, Inc.,
8.250%, due 08/15/19	50,000	52,875
SC Johnson & Son, Inc.,
4.800%, due 09/01/40[1]	400,000	405,658
Sempra Energy,
8.900%, due 11/15/13	300,000	344,883
9.800%, due 02/15/19	225,000	316,792
Sinclair Television Group, Inc.,
9.250%, due 11/01/17[1]	20,000	21,300
Sprint Capital Corp.,
8.750%, due 03/15/32	60,000	61,500
Sprint Nextel Corp.,
8.375%, due 08/15/17	50,000	52,375
SPX Corp.,
7.625%, due 12/15/14	50,000	53,875
SquareTwo Financial Corp.,
11.625%, due 04/01/17	200,000	197,000
Standard Pacific Corp.,
10.750%, due 09/15/16	25,000	24,750
SunTrust Bank,
7.250%, due 03/15/18	235,000	277,739
Swiss Re Solutions Holding Corp.,
7.000%, due 02/15/26	325,000	367,218
Tenet Healthcare Corp.,
6.875%, due 11/15/31	50,000	39,625
Tesoro Corp.,
9.750%, due 06/01/19	40,000	43,600
Texas Competitive Electric Holdings Co. LLC,
Series A, 10.250%, due 11/01/15	60,000	23,100
Time Warner Cable, Inc.,
6.550%, due 05/01/37	80,000	88,488
6.750%, due 07/01/18	350,000	412,181
Toys R Us Property Co. II LLC,
8.500%, due 12/01/17	200,000	204,000
Univision Communications, Inc.,
8.500%, due 05/15/21[1]	50,000	42,750
US Foodservice,
8.500%, due 06/30/19[1]	15,000	13,875
Vanguard Health Holding Co. II LLC,
8.000%, due 02/01/18	25,000	23,812
Verizon Communications, Inc.,
6.900%, due 04/15/38	585,000	713,517
Verizon Wireless Capital LLC,
8.500%, due 11/15/18	575,000	772,863
Wal-Mart Stores, Inc.,
3.250%, due 10/25/20	805,000	816,448
Warner Chilcott Co. LLC,
7.750%, due 09/15/18[1]	25,000	24,563

Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17[1,2,4,6,7]		1,000,000	20,000
Whiting Petroleum Corp.,
6.500%, due 10/01/18		15,000	15,000
WMG Acquisition Corp.,
9.500%, due 06/15/16		250,000	255,000
XL Group PLC,
Series E, 6.500%, due 04/15/17[3,4]		40,000	35,300
Yankee Holdings Corp.,
10.250%, due 02/15/16[1,8]		55,000	50,050
Yonkers Racing Corp.,
11.375%, due 07/15/16[1]		225,000	235,125

Total United States corporate bonds			24,850,602

Venezuela — 0.68%
Petroleos de Venezuela SA,
8.500%, due 11/02/17[1]		2,000,000	1,430,000

Total corporate bonds
(cost $49,516,906)			53,840,568

Asset-backed securities — 0.94%
United States — 0.94%
Ameriquest Mortgage Securities, Inc.,
Series 2005-R6, Class A2,
0.418%, due 08/25/35[3]		80,938	75,791
Bear Stearns Asset Backed Securities Trust,
Series 2006-SD2, Class A2,
0.418%, due 06/25/36[3]		304,328	298,914
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH2, Class A2A,
0.368%, due 08/25/36[3]		1,244,581	874,170
Harley-Davidson Motorcycle Trust,
Series 2007-1, Class C,
5.540%, due 04/15/15		450,000	453,121
Nomura Asset Acceptance Corp.,
Series 2006-S4, Class A1,
0.388%, due 08/25/36[3]		337,733	95,873
Soundview Home Equity Loan Trust,
Series 2005-OPT1, Class 2A4,
0.518%, due 06/25/35[3]		198,934	183,204

Total asset-backed securities
(cost $2,104,879)			1,981,073

Collateralized debt obligations — 3.97%
Cayman Islands — 3.54%
Atrium CDO Corp.,
Series 5A, Class A2B,
0.618%, due 07/20/20[1,2,3]		2,000,000	1,681,000
BlueMountain CLO Ltd.,
Series 2005-1A, Class A2,
0.656%, due 11/15/17[1,2,3]		2,000,000	1,842,600
GSC Partners CDO Fund Ltd.,
Series 2003-4A, Class B,
2.185%, due 12/16/15[1,2,3]		1,000,000	950,000
Mountain View Funding CLO,
Series 2007-3A, Class A2,
0.590%, due 04/16/21[1,2,3]		2,500,000	2,125,000
Race Point CLO,
Series 2X, Class B1,
1.786%, due 05/15/15[2,3,5]		1,000,000	889,691

Total Cayman Islands collateralized debt obligations			7,488,291

Netherlands — 0.43%
Jubilee CDO BV,
Series III X, Class A2,
2.708%, due 04/20/17[2,3]	EUR	700,000	916,585

Total collateralized debt obligations
(cost $6,318,154)			8,404,876

Commercial mortgage-backed securities — 8.08%
United States — 8.08%
Banc of America Commercial Mortgage, Inc.,
Series 2007-2, Class AM,
5.832%, due 04/10/49[3]	$2,950,000	2,524,716
Series 2007-4, Class AM,
5.983%, due 02/10/51[3]	1,763,000	1,529,769
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class AM,
5.886%, due 12/10/49[3]	4,950,000	4,493,269
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class AM,
6.214%, due 12/10/49[3]	800,000	698,474
GE Capital Commercial Mortgage Corp.,
Series 2007-C1, Class AM,
5.606%, due 12/10/49[3]	3,050,000	2,407,514
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class AM,
5.475%, due 03/10/39	1,300,000	1,115,083
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class AM,
5.464%, due 12/12/43	3,025,000	2,681,617
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4B,
5.998%, due 08/12/45[1,3]	1,750,000	1,661,119

Total commercial mortgage-backed securities
(cost $14,311,971)		17,111,561

Mortgage & agency debt securities — 1.71%
United States — 1.71%
Credit Suisse Mortgage Capital Certificates,
Series 2006-4, Class CB1,
5.418%, due 05/25/36[3]	441,285	5,302
JPMorgan Alternative Loan Trust,
Series 2006-A5, Class 2A6,
5.800%, due 10/25/36[3]	6,492,000	2,516,033
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-8, Class 4A3,
5.447%, due 09/25/36[3]	1,500,000	1,095,277
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR10, Class LB1,
5.951%, due 09/25/36[2,3]	215,660	597
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 2B1,
5.880%, due 09/25/36[3]	116,304	291
Series 2006-18, Class B1,
6.000%, due 12/26/36	2,051,487	1,436

Total mortgage & agency debt securities
(cost $9,825,248)		3,618,936

Municipal bond — 0.17%
State of California, General Obligation Bonds,
7.300%, due 10/01/39
(cost $302,469)	300,000	351,705

US government obligations — 9.97%
US Treasury Bonds,
4.375%, due 05/15/41	440,000	504,280
4.750%, due 02/15/41	210,000	255,412
PO, 5.007%, due 02/15/41[9]	11,000,000	3,453,494
8.000%, due 11/15/21	725,000	1,108,910
US Treasury Inflation Indexed Notes (TIPS),
1.125%, due 01/15/21[10]	2,063,720	2,260,902
US Treasury Notes,
0.375%, due 07/31/13	9,350,000	9,382,510
1.500%, due 06/30/16	1,295,000	1,331,830
2.125%, due 08/15/21	2,740,000	2,716,874
3.125%, due 05/15/21	100,000	108,313

Total US government obligations
(cost $20,094,130)		21,122,525

Non-US government obligations — 32.06%
Argentina — 3.33%
Republic of Argentina,
0.000%, due 12/15/35[11]	100,825	17,140
7.000%, due 09/12/13	6,620,000	6,894,730
7.000%, due 04/17/17	100,000	90,400
8.280%, due 12/31/33	44,758	35,359
Series 1, 8.750%, due 06/02/17	9,432	9,409

		7,047,038

Austria — 1.17%
Republic of Austria,
3.500%, due 09/15/21[1]	EUR	1,000,000	1,519,745
3.800%, due 10/20/13[1]		630,000	955,620

			2,475,365

Brazil — 1.68%
Notas do Tesouro Nacional,
Series B, 6.000%, due 05/15/45[10]	BRL	2,530,000	3,549,692

Chile — 2.07%
Bonos de la Tesoreria de la Republica,
3.000%, due 07/01/17[10]	CLP	1,955,886,250	4,381,563

Finland — 0.68%
Government of Finland,
4.000%, due 07/04/25	EUR	905,000	1,434,859

France — 0.36%
Government of France,
4.000%, due 04/25/55		515,000	768,428

Germany — 11.53%
Bundesobligation,
3.500%, due 04/12/13		3,140,000	4,714,129
Bundesrepublik Deutschland,
2.250%, due 09/04/20		1,450,000	2,113,711
3.750%, due 01/04/19		840,000	1,366,361
4.000%, due 01/04/37		2,970,000	4,918,312
4.750%, due 07/04/28		930,000	1,654,167
Bundesschatzanweisungen,
1.000%, due 03/16/12		3,015,000	4,341,442
Kreditanstalt fuer Wiederaufbau,
3.875%, due 07/04/13		1,000,000	1,505,146
4.625%, due 10/12/12		1,810,000	2,690,337
Landwirtschaftliche Rentenbank,
3.250%, due 03/12/14		750,000	1,120,641

			24,424,246

Greece — 0.53%
Hellenic Republic,
2.900%, due 07/25/25[10]		2,019,464	1,120,948

Indonesia — 0.80%
Government of Indonesia,
9.500%, due 07/15/31	IDR	12,450,000,000	1,703,431

Mexico — 1.01%
Mexican Udibonos,
4.000%, due 06/13/19[10]	MXN	5,000,000	2,149,594

Poland — 1.94%
Government of Poland,
5.750%, due 04/25/14	PLN	11,500,000	4,100,822

South Africa — 2.23%
Republic of South Africa,
5.500%, due 12/07/23[10]	ZAR	24,660,364	4,733,866

United Kingdom — 3.21%
UK Gilts,
3.750%, due 09/07/19	GBP	1,190,000	2,130,057
4.000%, due 09/07/16		2,040,000	3,707,359
4.250%, due 12/07/49		545,000	953,794

			6,791,210

Venezuela — 1.52%
Republic of Venezuela,
7.750%, due 10/13/19[5]		$1,000,000	685,000
8.250%, due 10/13/24[5]		3,500,000	2,257,500
9.375%, due 01/13/34		400,000	273,000

			3,215,500

Total Non-US government obligations
(cost $64,033,118)			67,896,562

Supranational bond — 1.13%
European Investment Bank,
5.375%, due 10/15/12
(cost $2,281,180)	EUR	1,600,000	2,401,587

Total bonds
(cost $168,788,055)			176,729,393

	Shares

Short-term investment — 13.36%
Investment company — 13.36%
UBS Cash Management Prime Relationship Fund[12]
(cost $28,290,659)		28,290,659	28,290,659

	Number of
	contracts

Options purchased* — 1.18%
Call Options — 0.11%
10 Year US Treasury Notes, strike @ USD 129.50, expires September 2011		163	127,344
10 Year US Treasury Notes, strike @ USD 130.00, expires September 2011		180	106,875

			234,219

Put options — 0.14%
90 Day Euro-Dollar Time Deposit, strike @ USD 98.50, expires September 2011		31	194
90 Day Euro-Dollar Time Deposit, strike @ USD 98.25, expires December 2011		243	9,112
90 Day Euro-Dollar Time Deposit, strike @ USD 99.25, expires December 2011		425	74,375
90 Day Euro-Dollar Time Deposit, strike @ USD 99.50, expires December 2011		425	132,812
90 Day Euro-Dollar Time Deposit, strike @ USD 99.50, expires March 2012		176	63,800
90 Day Euro-Dollar Time Deposit, strike @ USD 98.00, expires December 2012		200	21,250
1 Year Euro-Dollar Future Mid Curve, strike @ USD 98.50, expires September 2011		486	3,038
1 Year Euro-Dollar Future Mid Curve, strike @ USD 98.25, expires December 2011		243	1,519

			306,100

	Face amount
	covered by
	contracts

Call options — 0.16%
Foreign Exchange Option, Buy USD/CLP, strike @ USD 480.00, expires September 2011	CLP	3,570,000	2,421
Foreign Exchange Option, Buy USD/CZK, strike @ USD 18.00, expires September 2011	CZK	4,080,000	12
Foreign Exchange Option, Buy EUR/HUF, strike @ EUR 273.17, expires November 2011	HUF	2,500,000	85,027
Foreign Exchange Option, Buy EUR/HUF, strike @ EUR 273.25, expires November 2011		1,910,000	64,608
Foreign Exchange Option, Buy USD/ILS, strike @ USD 3.69, expires September 2011	ILS	17,850,000	30,912
Foreign Exchange Option, Buy USD/INR, strike @ USD 44.55, expires September 2011	INR	2,180,000	71,010
Foreign Exchange Option, Buy USD/INR, strike @ USD 47.00, expires September 2011		5,020,000	2,760
Foreign Exchange Option, Buy USD/SAR, strike @ USD 3.75, expires July 2013	SAR	7,487,500	56,232
Foreign Exchange Option, Buy USD/SGD, strike @ USD 1.24, expires September 2011	SGD	13,560,000	27,204

			340,186

Put options — 0.14%
Foreign Exchange Option, Buy EUR/BRL, strike @ EUR 2.19, expires June 2012	BRL	2,630,000	34,580
Foreign Exchange Option, Buy EUR/BRL, strike @ EUR 2.20, expires June 2012		3,430,000	47,492
Foreign Exchange Option, Buy EUR/BRL, strike @ EUR 2.20, expires June 2012		2,680,000	39,048
Foreign Exchange Option, Buy EUR/BRL, strike @ EUR 2.20, expires June 2012		3,190,000	46,479
Foreign Exchange Option, Buy EUR/MXN, strike @ EUR 16.18, expires December 2011	MXN	3,830,000	18,338
Foreign Exchange Option, Buy EUR/MXN, strike @ EUR 12.00, expires September 2011		5,000,000	19,881
Foreign Exchange Option, Buy USD/MYR, strike @ USD 2.95, expires September 2011	MYR	5,180,000	1,488
Foreign Exchange Option, Buy USD/MYR, strike @ USD 2.95, expires September 2011		4,280,000	1,229
Foreign Exchange Option, Buy USD/SAR, strike @ USD 3.75, expires July 2013	SAR	7,487,500	63,255
Foreign Exchange Option, Buy EUR/TRY, strike @ EUR 2.31, expires January 2012	TRY	416,000	2,890
Foreign Exchange Option, Buy EUR/TRY, strike @ EUR 2.20, expires March 2012		2,630,000	9,313
Foreign Exchange Option, Buy USD/TRY, strike @ USD 1.55, expires September 2011		4,280,000	0

			283,993

	Notional amount

Options purchased on interest rate swaps* — 0.63%
Expiring 06/14/13. If option exercised the Fund pays quarterly floating 3 month USD LIBOR and receives semi-annually 3.410%. Underlying interest rate swap terminating 06/18/18. European style. Counterparty: Deutsche Bank AG	8,560,000	544,012
Expiring 06/14/13. If option exercised the Fund pays semi-annually 3.410% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 06/18/18. European style. Counterparty: Deutsche Bank AG	8,560,000	78,460
Expiring 06/14/21. If option exercised the Fund pays quarterly floating 3 month USD LIBOR and receives semi-annually 5.080%. Underlying interest rate swap terminating 06/16/26. European style. Counterparty: Deutsche Bank AG	4,210,000	273,264
Expiring 06/14/21. If option exercised the Fund pays semi-annually 5.080% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 06/16/26. European style. Counterparty: Deutsche Bank AG	4,210,000	134,470
Expiring 11/02/15. If option exercised the Fund pays semi-annually 6.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: Deutsche Bank AG	14,000,000	296,474

		1,326,680

Total options purchased
(cost $3,862,748)		2,491,178

Total investments[13]— 98.00%
(cost $200,941,462)		207,511,230
Cash and other assets, less liabilities — 2.00%		4,240,538

Net assets — 100.00%		$211,751,768

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$17,601,450
Gross unrealized depreciation	(11,031,682)

Net unrealized appreciation of investments	$6,569,768

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to end of this report.

*	Non-income producing security.
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the value of these securities amounted to $15,880,569 or 7.50% of net assets.
[2]	Security is illiquid. At August 31, 2011, the value of these securities amounted to $15,391,782 or 7.27% of net assets.
[3]	Variable or floating rate security — The interest rate shown is the current rate as of August 31, 2011 and changes periodically.
[4]	Perpetual bond security. The maturity date reflects the next call date.
[5]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At August 31, 2011, the value of these securities amounted to $11,747,191 or 5.55% of net assets.
[6]	This security, which represents 0.01% of net assets as of August 31, 2011, is considered restricted. (See restricted security table below for more information.)

			Acquisition		08/31/11
			cost as a		Market value
	Acquisition	Acquisition	percentage of	Value	as a percentage
Restricted security	date	cost	net assets	08/31/11	of net assets

Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17	10/19/07	$1,025,000	0.49%	$20,000	0.01%

		$1,025,000	0.49%	$20,000	0.01%

[7]	Security is in default.
[8]	PIK - Payment-in kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
[9]	Rate shown reflects annualized yield at August 31, 2011 on zero coupon bond.
[10]	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuers’ country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.
[11]	Floating rate determined annually based on the Argentina GDP.
[12]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	11/30/10	08/31/11	08/31/11	08/31/11	08/31/11

UBS Cash Management Prime Relationship Fund	$ 14,933,565	$ 102,000,358	$ 88,643,264	$ 28,290,659	$ 12,811

[13]	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities or instruments. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Fund. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”).

Certain securities or instruments in which the Fund invests are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s securities or instruments, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities or instruments as of 4:00 p.m. Eastern Time.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

Forward foreign currency contracts

						Unrealized
	Contracts to		In		Maturity	appreciation/
Counterparty	deliver		exchange for		date	(depreciation)

Barclays Bank PLC	EUR	2,965,000	JPY	338,665,710	09/01/11	$163,733
Barclays Bank PLC	EUR	2,595,000	SEK	23,595,676	09/01/11	(6,882)
Barclays Bank PLC	GBP	5,225,000	JPY	683,094,555	09/01/11	439,435
Barclays Bank PLC	JPY	322,980,192	GBP	2,610,000	09/01/11	18,709
Barclays Bank PLC	JPY	510,717,564	USD	6,335,000	09/01/11	(334,943)
Barclays Bank PLC	NOK	24,081,202	EUR	3,085,000	09/01/11	(57,599)
Barclays Bank PLC	SEK	68,975,934	GBP	6,550,000	09/01/11	(244,297)
Barclays Bank PLC	USD	8,274,647	GBP	5,050,000	09/01/11	(76,982)
Barclays Bank PLC	USD	6,335,000	JPY	508,693,532	09/01/11	308,510
Citigroup Global Markets Ltd.	BRL	2,423,000	EUR	1,012,452	11/03/11	(52,159)
Credit Suisse First Boston	BRL	7,500,000	USD	4,573,171	09/06/11	(134,688)
Credit Suisse First Boston	BRL	23,147,000	USD	14,235,538	09/14/11	(272,612)
Credit Suisse First Boston	BRL	2,593,000	USD	1,595,692	09/30/11	(24,727)
Credit Suisse First Boston	BRL	6,565,850	USD	4,020,729	12/15/11	(35,061)
Credit Suisse First Boston	BRL	2,147,000	USD	1,331,721	12/15/11	5,498
Credit Suisse First Boston	CLP	336,972,000	USD	713,999	09/12/11	(15,533)
Credit Suisse First Boston	CLP	1,885,000,000	USD	3,963,165	09/14/11	(116,726)
Credit Suisse First Boston	EUR	1,012,452	BRL	2,414,698	11/03/11	47,001
Credit Suisse First Boston	EUR	2,510,285	HUF	694,654,000	12/02/11	42,543
Credit Suisse First Boston	HUF	89,115,000	EUR	327,428	12/02/11	2,279
Credit Suisse First Boston	HUF	376,690,000	EUR	1,364,275	12/02/11	(18,732)
Credit Suisse First Boston	HUF	135,418,000	USD	713,966	09/30/11	(134)
Credit Suisse First Boston	IDR	45,982,858,000	USD	5,343,737	09/09/11	(41,499)
Credit Suisse First Boston	IDR	94,700,000,000	USD	10,878,805	09/14/11	(206,587)
Credit Suisse First Boston	INR	58,555,000	USD	1,278,773	09/02/11	7,220
Credit Suisse First Boston	KRW	389,499,000	USD	363,000	09/16/11	(1,734)
Credit Suisse First Boston	MXN	8,840,000	USD	714,274	09/30/11	(485)
Credit Suisse First Boston	MXN	8,785,000	USD	714,297	09/30/11	3,985
Credit Suisse First Boston	MYR	6,000,000	USD	2,020,202	09/07/11	9,410
Credit Suisse First Boston	PLN	12,000,000	USD	4,247,487	09/14/11	84,033
Credit Suisse First Boston	TRY	8,950,130	USD	5,082,413	09/14/11	(125,820)
Credit Suisse First Boston	TRY	70,000	USD	41,568	01/31/12	1,737
Credit Suisse First Boston	USD	4,667,082	BRL	7,500,000	09/06/11	40,777
Credit Suisse First Boston	USD	13,020,569	BRL	21,000,000	09/14/11	141,877
Credit Suisse First Boston	USD	1,353,720	BRL	2,147,000	09/14/11	(8,017)
Credit Suisse First Boston	USD	571,200	CLP	270,463,000	09/12/11	14,343
Credit Suisse First Boston	USD	1,919,147	CLP	909,100,000	12/15/11	23,180

Credit Suisse First Boston	USD	1,439,808	EUR	1,012,452	11/03/11	13,533
Credit Suisse First Boston	USD	710,375	HUF	135,418,000	09/30/11	3,726
Credit Suisse First Boston	USD	5,189,060	IDR	45,982,858,000	09/09/11	196,176
Credit Suisse First Boston	USD	5,341,254	IDR	45,982,858,000	09/14/11	41,407
Credit Suisse First Boston	USD	1,307,988	INR	58,555,000	09/02/11	(36,436)
Credit Suisse First Boston	USD	2,005,165	INR	91,418,000	09/06/11	(20,441)
Credit Suisse First Boston	USD	359,648	KRW	389,499,000	09/16/11	5,086
Credit Suisse First Boston	USD	1,066,596	MXN	13,202,000	09/30/11	854
Credit Suisse First Boston	USD	2,210,212	RUB	64,715,000	12/15/11	3,818
Credit Suisse First Boston	USD	855,947	TRY	1,391,000	09/12/11	(46,209)
Credit Suisse First Boston	USD	10,197,024	TRY	16,620,130	09/14/11	(525,487)
Credit Suisse First Boston	USD	5,007,906	TRY	8,950,130	12/15/11	122,191
Goldman Sachs International	BRL	1,328,000	USD	765,992	06/22/12	(31,846)
Goldman Sachs International	CLP	1,885,000,000	USD	3,976,793	12/15/11	(50,583)
Goldman Sachs International	EUR	436,571	HUF	119,293,000	12/02/11	(557)
Goldman Sachs International	EUR	725,728	RUB	29,276,000	12/01/11	(38,129)
Goldman Sachs International	IDR	14,549,142,000	USD	1,692,745	12/15/11	4,579
Goldman Sachs International	ILS	5,390,850	USD	1,492,070	09/26/11	(20,395)
Goldman Sachs International	INR	519,483,000	USD	11,349,858	09/14/11	76,954
Goldman Sachs International	MXN	24,707,890	USD	2,090,700	09/14/11	90,220
Goldman Sachs International	MXN	24,707,890	USD	1,967,972	12/15/11	(17,749)
Goldman Sachs International	MYR	24,220,000	USD	7,933,700	09/14/11	(179,774)
Goldman Sachs International	RUB	73,785,000	EUR	1,722,122	12/01/11	(57,371)
Goldman Sachs International	RUB	11,594,000	EUR	290,285	12/01/11	19,233
Goldman Sachs International	TRY	2,119,000	USD	1,312,404	09/12/11	78,877
Goldman Sachs International	TRY	70,000	USD	41,521	01/31/12	1,690
Goldman Sachs International	USD	790,006	BRL	1,328,000	06/22/12	7,832
Goldman Sachs International	USD	4,027,778	CLP	1,885,000,000	09/14/11	52,112
Goldman Sachs International	USD	1,701,654	IDR	14,549,142,000	09/14/11	1,439
Goldman Sachs International	USD	11,651,066	INR	535,483,000	09/14/11	(30,958)
Goldman Sachs International	USD	11,258,843	INR	519,483,000	12/15/11	(71,079)
Goldman Sachs International	USD	1,982,340	MXN	24,707,890	09/14/11	18,140
Goldman Sachs International	USD	445,805	TRY	728,000	09/12/11	(22,017)
Goldman Sachs International	USD	41,379	TRY	70,000	01/31/12	(1,548)
Goldman Sachs International	USD	583,642	ZAR	4,143,860	09/14/11	7,818
Goldman Sachs International	ZAR	4,143,860	USD	576,176	12/15/11	(7,673)
HSBC Bank, N.A.	CAD	7,275,000	USD	7,440,172	09/01/11	11,396
HSBC Bank, N.A.	GBP	2,595,000	USD	4,168,419	09/01/11	(44,045)
HSBC Bank, N.A.	GBP	18,440,000	USD	30,265,867	09/01/11	332,215
HSBC Bank, N.A.	GBP	4,215,000	USD	6,896,583	11/14/11	59,923
HSBC Bank, N.A.	NOK	23,470,000	JPY	330,305,045	09/01/11	(61,496)
HSBC Bank, N.A.	USD	3,690,000	CAD	3,640,912	09/01/11	27,872
HSBC Bank, N.A.	USD	6,901,919	GBP	4,215,000	09/01/11	(59,710)
HSBC Bank, N.A.	USD	4,195,051	GBP	2,595,000	09/01/11	17,412
JPMorgan Chase Bank	CAD	3,635,000	USD	3,676,679	11/14/11	(29,253)
JPMorgan Chase Bank	CHF	3,595,000	USD	4,533,915	09/01/11	72,787
JPMorgan Chase Bank	CHF	3,515,000	USD	4,761,976	11/14/11	390,338
JPMorgan Chase Bank	EUR	998,490	RUB	41,272,000	12/01/11	(18,439)
JPMorgan Chase Bank	EUR	2,595,000	SEK	23,646,989	09/01/11	1,209
JPMorgan Chase Bank	EUR	875,000	USD	1,264,624	09/01/11	7,687
JPMorgan Chase Bank	EUR	2,945,000	USD	4,179,235	09/01/11	(51,258)
JPMorgan Chase Bank	HUF	803,988,000	USD	4,246,490	09/14/11	(722)
JPMorgan Chase Bank	HUF	12,512,000	USD	66,667	09/14/11	570
JPMorgan Chase Bank	INR	16,000,000	USD	351,958	09/14/11	4,754
JPMorgan Chase Bank	INR	519,483,000	USD	11,178,890	12/15/11	(8,874)
JPMorgan Chase Bank	NOK	18,088,799	USD	3,338,954	09/01/11	(33,148)
JPMorgan Chase Bank	PLN	12,000,000	USD	4,128,251	12/15/11	(977)
JPMorgan Chase Bank	SEK	28,941,425	CHF	3,595,000	09/01/11	(102,686)
JPMorgan Chase Bank	SEK	96,198,497	EUR	10,400,000	09/01/11	(230,075)
JPMorgan Chase Bank	SEK	32,156,809	USD	5,093,794	09/01/11	22,942
JPMorgan Chase Bank	USD	3,681,845	CAD	3,634,088	09/01/11	29,059
JPMorgan Chase Bank	USD	4,549,804	CHF	3,595,000	11/14/11	(78,669)
JPMorgan Chase Bank	USD	1,263,488	EUR	875,000	11/14/11	(7,615)
JPMorgan Chase Bank	USD	4,264,153	HUF	816,500,000	09/14/11	49,155
JPMorgan Chase Bank	USD	2,017,957	JPY	163,400,000	09/01/11	116,038
JPMorgan Chase Bank	USD	1,067,993	MYR	3,220,000	09/14/11	10,677
JPMorgan Chase Bank	USD	11,984,226	NOK	65,640,000	09/01/11	252,341
JPMorgan Chase Bank	USD	7,392,247	NOK	40,570,000	11/14/11	138,778
JPMorgan Chase Bank	USD	4,162,331	PLN	12,000,000	09/14/11	1,123
JPMorgan Chase Bank	USD	5,074,604	SEK	32,160,000	11/14/11	(23,480)
JPMorgan Chase Bank	USD	41,516	TRY	70,000	01/31/12	(1,685)
JPMorgan Chase Bank	USD	7,051,726	ZAR	48,606,140	09/14/11	(114,083)
Merrill Lynch & Co., Inc.	CLP	545,267,000	USD	1,154,133	09/12/11	(26,350)
Merrill Lynch & Co., Inc.	MYR	5,085,000	USD	1,711,833	09/07/11	7,687
Merrill Lynch & Co., Inc.	USD	1,142,399	CLP	545,267,000	09/12/11	38,084
Merrill Lynch & Co., Inc.	USD	714,009	ILS	2,579,000	09/26/11	9,559
Morgan Stanley & Co., Inc.	EUR	4,470,000	JPY	496,525,365	09/01/11	63,439
Morgan Stanley & Co., Inc.	EUR	289,527	RUB	11,639,000	12/01/11	(16,603)
Morgan Stanley & Co., Inc.	TRY	7,670,000	USD	4,686,832	09/14/11	223,528
Morgan Stanley & Co., Inc.	USD	3,969,331	IDR	34,168,000,000	09/14/11	30,307
Morgan Stanley & Co., Inc.	USD	28,430,529	SEK	179,030,000	09/01/11	(199,038)
Morgan Stanley & Co., Inc.	ZAR	52,750,000	USD	7,563,808	09/14/11	34,704
State Street Bank & Trust	JPY	1,686,986,451	USD	21,874,824	09/01/11	(157,126)
State Street Bank & Trust	USD	4,279,213	EUR	2,960,000	09/01/11	(27,173)
State Street Bank & Trust	USD	8,439,439	GBP	5,240,000	09/01/11	66,653
State Street Bank & Trust	USD	21,892,032	JPY	1,687,000,000	11/14/11	154,779

Net unrealized appreciation on forward foreign currency contracts						$48,997

Futures contracts

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

US Treasury futures buy contracts:
US Long Bond, 88 contracts (USD)	December 2011	$12,001,218	$11,970,750	$(30,468)
US Ultra Bond Futures, 201 contracts (USD)	December 2011	28,648,724	28,774,406	125,682
2 Year US Treasury Notes, 932 contracts (USD)	December 2011	205,492,934	205,506,000	13,066
US Treasury futures sell contracts:
5 Year US Treasury Notes, 247 contracts (USD)	December 2011	(30,242,900)	(30,269,078)	(26,178)
10 Year US Treasury Notes, 52 contracts (USD)	December 2011	(6,717,905)	(6,709,625)	8,280
Interest rate futures buy contracts:
90 Day Euro-Dollar Futures, 413 contracts (USD)	September 2015	99,461,757	100,808,138	1,346,381
Interest rate futures sell contracts:
90 Day Euro-Dollar Futures, 365 contracts (USD)	September 2011	(90,854,066)	(90,914,656)	(60,590)
90 Day Euro-Dollar Futures, 413 contracts (USD)	September 2013	(101,477,817)	(102,516,925)	(1,039,108)
Japanese 10 Year Bond, 6 contracts (JPY)	September 2011	(11,017,708)	(11,159,201)	(141,493)

Net unrealized appreciation on futures contracts				$195,572

Options written

	Expiration	Premiums
	date	received	Value

Call options
10 Year US Treasury Notes, 180 contracts, strike @ USD 130.00	November 2011	$325,858	$(236,250)
Put options
90 Day Euro-Dollar Time Deposit, 285 contracts, strike @ USD 98.75	December 2011	38,190	(21,375)
90 Day Euro-Dollar Time Deposit, 565 contracts, strike @ USD 99.38	December 2011	68,647	(127,125)
90 Day Euro-Dollar Time Deposit, 200 contracts, strike @ USD 96.00	December 2012	89,300	(3,750)
Foreign Exchange Option, Sell MXN/USD, 2,500,000 face amount covered by contracts, strike @ USD 12.40	September 2011	62,187	(43,359)

Options written on interest rate swaps
If option exercised the Fund pays semi-annually 4.700% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 06/16/21. European style. Counterparty: Deutsche Bank AG, Notional Amount USD 10,600,000	June 2016	417,885	(264,679)
If option exercised the Fund pays quarterly floating 3 month USD LIBOR and receives semi-annually 4.700%. Underlying interest rate swap terminating 06/16/21. European style. Counterparty: Deutsche Bank AG, Notional Amount USD 10,600,000	June 2016	417,885	(763,548)
If option exercised the Fund pays semi-annually 7.250% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: Deutsche Bank AG, Notional Amount USD 14,000,000	November 2015	257,600	(146,071)
If option exercised the Fund pays semi-annually 8.760% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: Deutsche Bank AG, Notional Amount USD 14,000,000	November 2015	166,600	(60,866)

Total options written		$1,844,152	$(1,667,023)

Written option activity for the period ended August 31, 2011 for UBS Strategic Global Income Fund, Inc. was as follows:

		Amount of
	Number of contracts	premiums received

Options outstanding at November 30, 2010	1,950	$553,813
Options written	9,550	2,064,264
Options terminated in closing purchase transactions	(10,270)	(2,096,082)
Options expired prior to exercise	—	—

Options outstanding at August 31, 2011	1,230	$521,995

Swaption and foreign exchange option activity for the period ended August 31, 2011 for UBS Strategic Global Income Fund, Inc. was as follows:

Amount of
premiums received

Swaptions & Foreign exchange options outstanding at November 30, 2010	$905,487
Swaptions & Foreign exchange options written	1,036,980
Swaptions & Foreign exchange options terminated in closing purchase transactions	(210,304)
Swaptions & Foreign exchange options expired prior to exercise	(410,006)

Swaptions & Foreign exchange options outstanding at August 31, 2011	$1,322,157

Currency swap agreements

Counterparty — Deutsche Bank AG							Upfront
							payments		Unrealized
Pay	Pay	Receive	Receive	Termination	Pay	Receive	(made)/		appreciation/
currency	contracts	currency	contracts	date	rate[1]	rate[1]	received	Value	(depreciation)

EUR	15,642,050	USD	21,500,000	03/16/20	1.4770%[2]	0.2453%[3]	$—	$(1,163,139)	$(1,163,139)
USD	21,500,000	EUR	15,642,050	03/16/40	0.2453[3]	1.4770[2]	—	1,277,406	1,277,406

							$—	$114,267	$114,267

Counterparty — Merrill Lynch International							Upfront
							payments		Unrealized
Pay	Pay	Receive	Receive	Termination	Pay	Receive	(made)/		appreciation/
currency	contracts	currency	contracts	date	rate[1]	rate[1]	received	Value	(depreciation)

USD	22,574,334	CAD	21,865,500	03/16/20	0.2453%[3]	1.2886%[4]	$1,162,605	$(219,021)	$943,584
CAD	21,865,500	USD	22,574,334	03/16/40	1.2886[4]	0.2453[3]	(1,162,605)	485,565	(677,040)

							$—	$266,544	$266,544

[1]	Payments made or received are based on the notional amount.
[2]	Rate based on 3 month EURIBOR.
[3]	Rate based on 3 month USD LIBOR.
[4]	Rate based on 3 month Canadian Bankers’ Acceptance Rate.

Interest rate swap agreements

				Payments		Payments				Unrealized
			Termination	made by the		received by the		Upfront payments		appreciation/
Counterparty	Notional amount		date	Fund[1]		Fund[1]		(made)/received	Value	(depreciation)

Barclays Bank PLC	GBP	2,540,000	07/12/16	2.2400%		1.1067%[2]		$103,647	$(72,495)	$31,152
Citigroup Global Markets Ltd.	KRW	4,800,000,000	08/26/16	3.4100		—	[3]	—	9,765	9,765
Citigroup Global Markets Ltd.	USD	42,400,000	11/24/18	0.2168	[4]	0.3084	[5]	—	95,183	95,183
Citigroup Global Markets Ltd.	USD	13,768,000	02/15/36	4.6680		0.2862	[5]	—	(3,682,697)	(3,682,697)
Credit Suisse International	EUR	36,950,000	07/14/16	1.8180	[6]	2.5530		—	1,016,207	1,016,207
Credit Suisse International	EUR	18,950,000	07/14/21	3.1680		1.8180	[6]	—	(803,271)	(803,271)
Credit Suisse International	EUR	550,000	04/27/22	—	[7]	3.8650		(67,703)	58,447	(9,256)
Deutsche Bank AG	AUD	15,220,000	02/11/21	—	[8]	6.5850		—	581,976	581,976
Deutsche Bank AG	CAD	13,100,000	10/03/13	—	[9]	1.8750		—	177,333	177,333
Deutsche Bank AG	CAD	11,700,000	10/03/16	2.4850		—	[9]	—	(382,987)	(382,987)
Deutsche Bank AG	CAD	3,250,000	10/03/21	—	[9]	3.2600		—	161,017	161,017
Deutsche Bank AG	EUR	3,650,000	03/15/16	1.4890	[6]	2.9300		—	226,698	226,698
Deutsche Bank AG	GBP	28,100,000	07/12/16	2.2400		1.1067	[2]	—	(802,011)	(802,011)
Deutsche Bank AG	GBP	15,320,000	07/12/21	1.1067	[2]	3.3100		—	936,936	936,936
Deutsche Bank AG	KRW	17,855,000,000	01/26/21	4.8100		—	[3]	—	(662,535)	(662,535)
Deutsche Bank AG	USD	8,958,000	02/15/36	4.5450		0.2862	[5]	—	(2,201,161)	(2,201,161)
Goldman Sachs International	THB	132,500,000	08/26/16	3.4700		—	[10]	—	19,119	19,119
Goldman Sachs International	TWD	140,000,000	08/26/16	1.2800		—	[11]	—	(1,885)	(1,885)
JPMorgan Chase Bank	AUD	17,855,000	01/27/21	—	[8]	6.4650		—	605,012	605,012
JPMorgan Chase Bank	CAD	36,375,000	02/11/14	—	[9]	2.7750		—	1,074,724	1,074,724
JPMorgan Chase Bank	CAD	5,600,000	03/11/16	2.7950		1.2900	[12]	—	(315,949)	(315,949)
JPMorgan Chase Bank	CAD	32,620,000	02/11/17	3.5000		—	[9]	—	(2,454,959)	(2,454,959)
JPMorgan Chase Bank	CAD	9,200,000	02/11/22	—	[9]	4.1450		—	1,092,926	1,092,926
JPMorgan Chase Bank	EUR	10,090,000	12/17/15	1.7480	[6]	2.6375		—	576,867	576,867
JPMorgan Chase Bank	EUR	4,520,000	04/27/22	—	[7]	3.8650		—	480,331	480,331
JPMorgan Chase Bank	EUR	2,155,000	04/27/42	3.9190		—	[7]	—	(401,654)	(401,654)
JPMorgan Chase Bank	USD	42,300,000	11/24/18	0.2168	[4]	0.3084	[5]	—	80,061	80,061
Merrill Lynch International	AUD	1,080,000	02/15/21	—	[8]	6.6350		—	43,286	43,286
Merrill Lynch International	CAD	11,420,000	12/15/15	2.6770		1.2920	[12]	—	(534,994)	(534,994)
Merrill Lynch International	CAD	5,930,000	02/04/21	3.7250		1.2921	[12]	—	(585,121)	(585,121)
Merrill Lynch International	CAD	7,410,000	02/04/31	1.2921	[12]	4.3100		—	1,135,077	1,135,077
Merrill Lynch International	CAD	3,000,000	02/04/41	4.2075		1.2921	[12]	—	(567,640)	(567,640)
Merrill Lynch International	JPY	4,364,000,000	04/26/13	0.3456	[13]	0.4513		—	113,852	113,852
Merrill Lynch International	JPY	3,505,000,000	04/26/16	0.7063		0.3456	[13]	—	(605,236)	(605,236)
Merrill Lynch International	JPY	911,000,000	04/26/21	0.3456	[13]	1.3338		—	412,731	412,731
Merrill Lynch International	KRW	16,300,000,000	02/11/21	4.8400		—	[3]	—	(620,452)	(620,452)
Merrill Lynch International	USD	84,700,000	11/24/11	0.3084	[5]	0.2168	[4]	—	31,186	31,186
Morgan Stanley Dean Witter US	CAD	21,160,000	04/08/17	3.6000		—	[9]	—	(1,623,940)	(1,623,940)
Morgan Stanley Dean Witter US	CAD	11,330,000	04/08/22	—	[9]	4.2300		—	1,373,091	1,373,091
Morgan Stanley Dean Witter US	USD	239,000,000	09/30/13	0.5400		—	[14]	—	(76,786)	(76,786)

								$35,944	$(6,093,948)	$(6,058,004)

[1]	Payments made or received are based on the notional amount.
[2]	Rate based on 6 month LIBOR (GBP BBA).
[3]	Rate based on 3 month KRW Certificate of deposit. This is a forward starting trade and, as such, a floating rate has not been assigned as of August 31, 2011.
[4]	Rate based on 1 month LIBOR (USD BBA).
[5]	Rate based on 3 month LIBOR (USD BBA).
[6]	Rate based on 6 month EURIBOR.
[7]	Rate based on 6 month EURIBOR. This is a forward starting trade and, as such, a floating rate has not been assigned as of August 31, 2011.
[8]	Rate based on 6 month BBSW. This is a forward starting trade and, as such, a floating rate has not been assigned as of August 31, 2011.
[9]	Rate based on 3 month Canadian Bankers’ Acceptance Rate. This is a forward starting trade and, as such, a floating rate has not been assigned as of August 31, 2011.
[10]	Rate based on 6 month Thailand Interbank Offered Rate (BIBOR). This is a forward starting trade and, as such, a floating rate has not been assigned as of August 31, 2011.
[11]	Rate based on 3 month TWCPBA. This is a forward starting trade and, as such, a floating rate has not been assigned as of August 31, 2011.
[12]	Rate based on 3 month Canadian Bankers’ Acceptance Rate.
[13]	Rate based on 6 month LIBOR (JPY BBA).
[14]	Rate based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not been assigned as of August 31, 2011.

Credit default swaps on sovereign issues — sell protection1

				Payments	Payments	Upfront		Unrealized
			Termination	made by	received by	payments		appreciation/	Credit
Counterparty	Notional amount		date	the Fund	the Fund[2]	made	Value	depreciation	spread[3]

Citigroup Global Markets Ltd.	USD	1,500,000	09/20/13	—[4]	5.0000%	$(8,726)	$(83)	$(8,809)	5.5204%
Credit Suisse International	USD	4,000,000	05/20/12	—[5]	3.3000	—	78,097	78,097	1.9145
Morgan Stanley & Co., Inc.	USD	2,300,000	03/20/12	—[4]	5.0000	(49,899)	54,092	4,193	2.5895

						$(58,625)	$132,106	$73,481

[1]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
[2]	Payments received are based on the notional amount.
[3]	Credit spreads represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.
[4]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Argentinian Government 8.280% bond, due 12/31/33.
[5]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Development Bank of Kazakhstan 7.375% bond, due 11/12/13.

Total return swap agreement

Counterparty — Merrill Lynch International
			Payments	Payments	Upfront
Notional		Termination	made by the	received by the	payments		Unrealized
amount		date	Fund	Fund	made[1]	Value	appreciation

BRL	3,627,000	08/15/12	—	—[2]	$(4,666,144)	$4,767,808	$101,664

[1]	Payment made to fully fund swap.
[2]	Payment is based on the interest payment of the underlying Brazilian Government 6.000% bond, due 08/15/12.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

US Generally accepted accounting principles (“GAAP”) requires disclosure surrounding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 – Unobservable inputs inclusive of the Funds’ own assumptions in determining the value of investments.

In January 2010, FASB issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010- 06”). ASU 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, including information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009. The disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, have been implemented for the interim period beginning after December 15, 2010.

The following is a summary of the inputs used as of August 31, 2011 in valuing the Fund’s investments:

Measurements at 08/31/11

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$46,854,259	$6,986,309	$53,840,568
Asset-backed securities	—	1,981,073	—	1,981,073
Collateralized debt obligations	—	1,806,276	6,598,600	8,404,876
Commercial mortgage-backed securities	—	17,111,561	—	17,111,561
Mortgage & agency debt securities	—	3,618,936	—	3,618,936
Municipal bond	—	351,705	—	351,705
US government obligations	—	21,122,525	—	21,122,525
Non-US government obligations	—	67,896,562	—	67,896,562
Supranational bond	—	2,401,587	—	2,401,587
Short-term investment	—	28,290,659	—	28,290,659
Options purchased	540,319	1,950,859	—	2,491,178
Forward currency contracts	—	48,997	—	48,997
Futures contracts	195,572	—	—	195,572
Options written	(388,500)	(1,278,523)	—	(1,667,023)
Swap agreements	—	(813,223)	—	(813,223)

Total	$347,391	$191,343,253	$13,584,909	$205,275,553

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Corporate bonds	Collateralized debt obligations	Total

Assets
Beginning balance	$7,506,180	$13,989,022	$21,495,202
Purchases	—	—	—
Issuances	—	—	—
Sales	(1,948,365)	(8,898,346)	(10,846,711)
Settlements	—	—	—
Accrued discounts (premiums)	—	5,077	5,077
Total realized gain (loss)	793,659	4,537,225	5,330,884
Net change in unrealized appreciation/depreciation	634,835	(3,034,378)	(2,399,543)
Net transfers into Level 3	—	—	—
Net transfers out of Level 3	—	—	—

Ending balance	$6,986,309	$6,598,600	$13,584,909

The change in unrealized depreciation relating to the Level 3 investments held at August 31, 2011 was $980,235.

Industry diversification (unaudited)
As a percentage of net assets as of August 31, 2011

Bonds
Corporate bonds
Aerospace & defense	0.17%
Auto parts & equipment	0.08
Automobiles	0.07
Biotechnology	0.06
Building materials	0.20
Capital markets	0.10
Chemicals	0.21
Commercial banks	2.97
Commercial services & supplies	0.58
Computers & peripherals	0.06
Consumer finance	0.06
Containers & packaging	0.07
Distribution/wholesale	0.02
Diversified financial services	6.93
Diversified telecommunication services	1.06
Electric utilities	0.17
Electronic equipment	0.02
Entertainment	0.04
Food products	0.07
Health care providers & services	0.11
Health services	0.06
Hotels, restaurants & leisure	0.86
Household durables	0.31
Insurance	0.58
Internet software & services	0.03
Machinery	0.09
Media	1.35
Metals & mining	0.12
Multiline retail	0.40
Multi-utilities	0.31
Non-food & drug retailers	0.05
Oil, gas & consumable fuels	2.51
Paper & forest products	0.07
Real estate investment trust (REIT)	0.14
Real estate management & development	3.32
Road & rail	0.04
Software	0.05
Specialty retail	0.20
Telecommunications	0.14
Textiles, apparel & luxury goods	0.01
Tobacco	0.37
Trading companies & distributors	0.07
Wireless telecommunication services	1.30

Total corporate bonds	25.43%
Asset-backed securities	0.94
Collateralized debt obligations	3.97
Commercial mortgage-backed securities	8.08
Mortgage & agency debt securities	1.71
Municipal bond	0.17
US government obligations	9.97
Non-US government obligations	32.06
Supranational bond	1.13

Total bonds	83.46%
Short-term investment	13.36
Options purchased	1.18

Total investments	98.00%
Cash and other assets, less liabilities	2.00

Net assets	100.00%

Portfolio acronyms:
BBA	British Banking Association
BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
BIBOR	Bangkok Interbank Offered Rate
CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
EURIBOR	Euro Interbank Offered Rate
GDP	Gross Domestic Product
GE	General Electric
LIBOR	London Interbank Offered Rate
OJSC	Open joint stock company
PO	Principal only security — This security entitles the holder to receive principal payments from an underlying pool of assets or on the security itself. In the case of asset-backed securities, high prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal slower than expected and cause the yield to decrease.
REIT	Real estate investment trust
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.
TWCPBA	Taiwan Secondary Markets Bills Rates

Currency abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
EUR	Euro
GBP	Great Britain Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report dated May 31, 2011.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Global Income Fund, Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	October 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	October 31, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	October 31, 2011